Operating Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Lease (Tables)
Schedule of lease expense and supplemental cash flow information
	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$42,000	$42,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2021 and 2020	$42,000	$41,000
Weighted average remaining lease term – operating leases (in years)	2.3	3.3
Average discount rate – operating leases	10.0%	10.0%

	Year ended December 31, 2020	Year ended December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$56,000	$56,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2020 and 2019	$55,000	$53,000
Weighted average remaining lease term – operating leases (in years)	3.1	4.1
Average discount rate – operating leases	10.0%	4.0%

Schedule of maturities
Year Ending	Operating Leases
2021 (remaining 3 months)	14,000
2022	58,000
2023	59,000
2024	5,000
Total lease payments	136,000
Less: Imputed interest/present value discount	(11,000)
Present value of lease liabilities	$125,000

Year Ending	Operating Leases
2021	56,000
2022	58,000
2023	59,000
2024	5,000
Total lease payments	178,000
Less: Imputed interest/present value discount	(15,000)
Present value of lease liabilities	$163,000

Schedule of supplemental balance sheet information
At September 30, 2021
Operating leases
Long-term right-of-use assets	$120,000

Short-term operating lease liabilities	$39,000
Long-term operating lease liabilities	86,000
Total operating lease liabilities	$125,000

At December 31, 2020
Operating leases
Long-term right-of-use assets	$157,000

Short-term operating lease liabilities	$38,000
Long-term operating lease liabilities	125,000
Total operating lease liabilities	$163,000